Schedule of unobservable inputs, biological assets (Details)	12 Months Ended
	Jan. 31, 2019 USD ($) $ / shares	Jan. 31, 2018 USD ($)	[1]	Jan. 31, 2017 USD ($)	[1]
Increase 5% | $0.14 to $5.93
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	$ 12,001
Increase 5% | 237.87 to 257.10
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	91,756
Decrease 5% | $0.14 to $5.93
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	(9,200)
Decrease 5% | 237.87 to 257.10
Disclosure of detailed information about biological assets [line items]
Effect on fair value of assets | $	$ (91,756)
Minimum | $0.14 to $5.93
Disclosure of detailed information about biological assets [line items]
Selling price per gram | $ / shares	0.14
Minimum | 237.87 to 257.10
Disclosure of detailed information about biological assets [line items]
Estimated yield per cannabis plant | $ / shares	237.87
Maximum | $0.14 to $5.93
Disclosure of detailed information about biological assets [line items]
Selling price per gram | $ / shares	5.93
Maximum | 237.87 to 257.10
Disclosure of detailed information about biological assets [line items]
Estimated yield per cannabis plant | $ / shares	257.10

[1]	The Company had no biological assets as of January 31, 2018 and 2017